Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency — millions of U.S. dollars)
2011
Inventories	50		103	(93)	60
Accounts Receivable	17		1	(3)	15
Deferred Tax Assets	1,396	(11)	138	(9)	1,514

2010
Inventories	50		67	(67)	50
Accounts Receivable	19		1	(3)	17
Deferred Tax Assets	1,337	(13)	81	(9)	1,396

2009
Inventories	72		102	(124)	50
Accounts Receivable	25		2	(8)	19
Deferred Tax Assets	1,283	6	79	(31)	1,337